Bridges Capital Tactical ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 12.2%	Shares	Value
Broadline Retail - 2.1%
Amazon.com, Inc.(a)	2,562	389,271

Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	3,881	388,022

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class C(a)	2,713	382,343

Semiconductors - 1.0%
NVIDIA Corp.	381	188,679

Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	2,254	382,819

Systems Software - 1.0%
Microsoft Corp.	520	195,541

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,983	381,787
TOTAL COMMON STOCKS (Cost $2,162,589		2,308,462

EXCHANGE TRADED FUNDS - 55.5%
Alpha Architect 1-3 Month Box ETF(a)(b)	45,723	$4,807,773
SPDR Bloomberg 1-3 Month T-Bill ETF(b)	61,884	5,655,578
TOTAL EXCHANGE TRADED FUNDS (Cost $10,449,488)		10,463,351

SHORT-TERM INVESTMENTS - 32.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.30%(c)	46,914	46,914

U.S. Treasury Bills - 32.0%	Par
5.15%, 02/15/2024(d)	6,082,000	6,043,234
TOTAL SHORT-TERM INVESTMENTS (Cost $6,090,148)		6,090,148

TOTAL INVESTMENTS - 100.0% (Cost $18,702,225)		$18,861,961
Liabilities in Excess of Other Assets - 0.0%(e)		(1,613)
TOTAL NET ASSETS - 100.0%		$18,860,348

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Bridges Capital Tactical ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(d)	The rate shown is the effective yield.
(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGES CAPITAL TACTICAL ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BRIDGES CAPITAL TACTICAL ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$10,463,351	$—	$—	$10,463,351
Common Stocks	2,308,462	—	—	2,308,462
Money Market Funds	46,914	—	—	46,914
U.S. Treasury Bills	—	6,043,234	—	6,043,234
Total Investments	$12,818,727	$6,043,234	$—	$18,861,961

*	For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES:
The Bridges Capital Tactical ETF’s (the "Fund") transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2023:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	5,069,458
Proceeds from Sales	(281,574)
Net Realized Gains (Losses)	30
Change in Unrealized Appreciation (Depreciation)	19,859
Value, End of Period	$4,807,773
Dividend Income	—

Shares, Beginning of Period	—
Number of Shares Purchased	48,411
Number of Shares Sold	(2,688)
Shares, End of Period	45,723
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